Investment properties - Additional information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment properties
Depreciation expenses	₺ 22,583	₺ 23,836
Investment properties, fair value	535,520	533,909
Rental income	12,075	7,990
Direct operating expense from investment property	₺ 0	₺ 0